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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

         Report for the Calendar Year or Quarter Ended JUNE 30, 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

London Pacific Advisors
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     2880 Gateway Oaks Drive         Sacramento,            CA             95833
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-06232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

David L. Ruff              Chief Investment Officer               (916) 564-1500
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/ David L. Ruff
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Sacramento, CA
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        91

Form 13F Information Table Value Total: $  61,133
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                             London Pacific Advisors
                                    FORM 13F
                             LPA Managed Portfolios
                                  June 30, 2002


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      284 2313.000 SH       SOLE                                   2313.000
ABN Amro Hldg NV ADR           COM              000937102     1702 94201.000SH       SOLE                                  94201.000
AOL Time Warner Inc            COM              00184A105      848 57642.700SH       SOLE                                  57642.700
Alcoa Inc                      COM              013817101     1894 57129.172SH       SOLE                                  57129.172
American Exp Corp              COM              025816109     1635 45030.085SH       SOLE                                  45030.085
American Power Conversion      COM              029066107      254 20108.000SH       SOLE                                  20108.000
Anheuser Busch                 COM              035229103      428 8561.000 SH       SOLE                                   8561.000
Apollo Group Inc Cl A          COM              037604105      340 8619.501 SH       SOLE                                   8619.501
Apple Computer Inc             COM              037833100      360 20305.000SH       SOLE                                  20305.000
Applera Corp Applied Biosystem COM              038020103     1009 51775.243SH       SOLE                                  51775.243
Atlantic Coast Airlines Hldgs. COM              048396105      345 15890.000SH       SOLE                                  15890.000
BJs Wholesale Club Inc         COM              05548J106      268 6973.000 SH       SOLE                                   6973.000
Banc One                       COM              059438101      314 8162.000 SH       SOLE                                   8162.000
Bank of America Corp           COM              060505104      531 7549.000 SH       SOLE                                   7549.000
Bank of New York Inc           COM              064057102     1301 38543.520SH       SOLE                                  38543.520
Biogen Inc                     COM              090597105      202 4883.000 SH       SOLE                                   4883.000
Bristol Myers Squibb           COM              110122108      763 29687.835SH       SOLE                                  29687.835
Capital One Finl Corp          COM              14040H105      340 5563.104 SH       SOLE                                   5563.104
Caterpillar Inc                COM              149123101      283 5785.357 SH       SOLE                                   5785.357
Cemex SA Spons ADR             COM              151290889      341 12948.000SH       SOLE                                  12948.000
Cima Labs Inc.                 COM              171796105      335 13880.000SH       SOLE                                  13880.000
Citigroup                      COM              172967101     1579 40742.023SH       SOLE                                  40742.023
City Natl Corp                 COM              178566105      401 7453.169 SH       SOLE                                   7453.169
Conoco Inc.                    COM              208251504      269 9686.000 SH       SOLE                                   9686.000
Corning Inc                    COM              219350105      452 127263.594SH      SOLE                                 127263.594
Costco Co Inc                  COM              22160Q102     1705 44138.000SH       SOLE                                  44138.000
Dave & Busters, Inc.           COM              23833n104      324 26695.000SH       SOLE                                  26695.000
Dell Computer Corp             COM              247025109     1592 60892.000SH       SOLE                                  60892.000
Diageo Plc Spons Adr New       COM              25243Q205      315 6103.000 SH       SOLE                                   6103.000
Dow Chemical Co                COM              260543103      366 10633.000SH       SOLE                                  10633.000
Drexler Technology             COM              261876102      442 20458.000SH       SOLE                                  20458.000
Eastman Kodak                  COM              277461109      222 7609.000 SH       SOLE                                   7609.000
Estee Lauder                   COM              518439104     1710 48585.289SH       SOLE                                  48585.289
Exxon Mobil Corp               COM              30231G102     1820 44473.800SH       SOLE                                  44473.800
Fleet Boston Finl Corp         COM              339030108      248 7656.000 SH       SOLE                                   7656.000
Flextronics Intl LTD Ord       COM              Y2573F102      157 22071.000SH       SOLE                                  22071.000
Gehl Co                        COM              368483103      309 21529.000SH       SOLE                                  21529.000
General Electric Co            COM              369604103      666 22941.000SH       SOLE                                  22941.000
General Motors Corp            COM              370442105      251 4699.000 SH       SOLE                                   4699.000
Geron Corp                     COM              374163103       50 10908.000SH       SOLE                                  10908.000
H J Heinz Co                   COM              423074103      287 6971.000 SH       SOLE                                   6971.000
HSBC Hldgs Plc Spons ADR       COM              404280406     1451 24925.000SH       SOLE                                  24925.000
Hewlett Packard                COM              428236103      161 10527.000SH       SOLE                                  10527.000
Imaging Diagnostic Sys Com     COM                              17 37000.000SH       SOLE                                  37000.000
Ims Health                     COM              449934108      259 14427.416SH       SOLE                                  14427.416
Intel Corp                     COM              458140100     1268 69413.870SH       SOLE                                  69413.870
JP Morgan Chase & Co           COM              46625H100      253 7457.066 SH       SOLE                                   7457.066
Koninklijke Ahold NV           COM              500467303     1410 67133.000SH       SOLE                                  67133.000
Martin Marietta Materials      COM              573284106      253 6477.965 SH       SOLE                                   6477.965
Maytag Corp                    COM              578592107      342 8007.290 SH       SOLE                                   8007.290
McCormick & Co Inc Non-Vote    COM              579780206      405 15722.729SH       SOLE                                  15722.729
Mcgraw-Hill Co Inc             COM              580645109      368 6158.000 SH       SOLE                                   6158.000
Merck & Co Inc                 COM              589331107     1557 30740.107SH       SOLE                                  30740.107
Mercury Interactive Corp       COM              589405109      272 11828.000SH       SOLE                                  11828.000
Morgan Stanley                 COM              617446448     1315 30526.550SH       SOLE                                  30526.550
Nestle S A Spons Adr           COM              641069406     1910 32757.000SH       SOLE                                  32757.000
NetBank Inc.                   COM              640933107      283 24250.000SH       SOLE                                  24250.000
Nokia Corp Adr                 COM              654902204     1116 77073.000SH       SOLE                                  77073.000
Oracle Corp                    COM              68389X105      959 101228.000SH      SOLE                                 101228.000
Oxford Health Plans            COM              691471106      643 13832.000SH       SOLE                                  13832.000
Pfizer Inc                     COM              717081103     3067 87616.245SH       SOLE                                  87616.245
Platforms Wireless             COM              72765a101        1 16900.000SH       SOLE                                  16900.000
Ppg Industries                 COM              693506107      432 6984.000 SH       SOLE                                   6984.000
Procter & Gamble               COM              742718109     2062 23092.283SH       SOLE                                  23092.283
Progress Software              COM              743312100      353 23901.000SH       SOLE                                  23901.000
Regions Financial Corp         COM              758940100      362 10294.000SH       SOLE                                  10294.000
Repsol SA ADR                  COM              76026T205      267 22595.000SH       SOLE                                  22595.000
Rio Tinto Plc Spons Adr        COM              767204100      355 4791.000 SH       SOLE                                   4791.000
Siebel Systems, Inc            COM              826170102      727 51127.000SH       SOLE                                  51127.000
Siemens AG - Unsponsored ADR   COM              826197402     1637 27559.001SH       SOLE                                  27559.001
Sony Corp Adr                  COM              835699307     1608 30287.146SH       SOLE                                  30287.146
SourceCorp.                    COM              836167106      300 11310.000SH       SOLE                                  11310.000
Sungard Data Sys Inc           COM              867363103      305 11529.000SH       SOLE                                  11529.000
Synopsys Inc                   COM              871607107      336 6137.000 SH       SOLE                                   6137.000
T Rowe Price Group             COM              74144T108      341 10386.244SH       SOLE                                  10386.244
Telecom New Zealand Adr        COM              879278208      264 13509.000SH       SOLE                                  13509.000
Tiffany & Co                   COM              886547108      412 11690.384SH       SOLE                                  11690.384
Transwitch Corp                COM              894065101       34 53235.000SH       SOLE                                  53235.000
Tyco Intl                      COM              902124106      634 46960.093SH       SOLE                                  46960.093
Verizon Communications         COM              92343v104      225 5612.000 SH       SOLE                                   5612.000
Visx Intl                      COM              92844s105      269 24656.000SH       SOLE                                  24656.000
Vivendi Universal              COM              92851S204      659 30632.000SH       SOLE                                  30632.000
Vodafone Grp Plc Adr           COM              92857W100      933 68318.000SH       SOLE                                  68318.000
Wal-Mart Stores                COM              931142103     1456 26470.255SH       SOLE                                  26470.255
WorldCom Inc-WorldCom Group    COM              98157d106       26 109905.000SH      SOLE                                 109905.000
Wyeth                          COM              983024100      313 6112.000 SH       SOLE                                   6112.000
XL Capital Ltd                 COM              G98255105      317 3738.000 SH       SOLE                                   3738.000
iShares MSCI EAFE              COM              464287465      231 1945.000 SH       SOLE                                   1945.000
iShares Russell 1000 Value Ind COM                             275 5276.000 SH       SOLE                                   5276.000
iShares Russell 2000 Index     COM              464287655      840 9263.329 SH       SOLE                                   9263.329
iShares S&P 500 Index          COM              464287200      913 9225.000 SH       SOLE                                   9225.000
REPORT SUMMARY                   91 DATA RECORDS             61133           O OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

The information contained in this report should not be used for tax purposes. The cost basis should be independently verified.